Benefits and interests of directors - Summary of Detailed Information of Directors Emoluments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	¥ 26,378	¥ 37,412	¥ 26,074
Pension costs - defined contribution plans	385	374	359
Other benefits	4,633	6,262	7,267
Total	31,396	41,754	14,651
Director [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	2,770	1,946	2,000
Salaries and bonuses	10,067	20,237	12,570
Pension costs - defined contribution plans	147	158	109
Other Social security and housing fund	106	118	60
Other benefits	2,217	4,271	4,274
Total	15,307	26,730	19,013
Director [Member] | Executive Directors [member] | Yong Suk Cho [Member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	7,362	13,050	7,390
Pension costs - defined contribution plans	75	69	66
Other Social security and housing fund	33	40	20
Other benefits	2,082	2,069	2,076
Total	9,552	15,228	9,552
Director [Member] | Executive Directors [member] | Gregory Dean Gibb [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses		4,097	5,180
Pension costs - defined contribution plans		43	43
Other Social security and housing fund		32	40
Other benefits		2,137	2,198
Total		6,309	7,461
Director [Member] | Executive Directors [member] | Peiqing Zhu [Member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	750	3,090
Pension costs - defined contribution plans	24	46
Other Social security and housing fund	23	46
Other benefits	95	65
Total	892	3,247
Director [Member] | Executive Directors [member] | Tongzhuan Xi [Member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	1,955
Pension costs - defined contribution plans	48
Other Social security and housing fund	50
Other benefits	40
Total	2,093
Director [Member] | Non-Executive Directors [member] | Xudong Zhang [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee		446	500
Total		446	500
Director [Member] | Non-Executive Directors [member] | Weidong Li [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	311	500	500
Total	311	500	500
Director [Member] | Non-Executive Directors [member] | Rusheng Yang [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | David Xianglin Li [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	500
Total	500	500	500
Director [Member] | Non-Executive Directors [member] | Hui Liu [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	0	0
Salaries and bonuses	0	0
Pension costs - defined contribution plans	0	0
Other Social security and housing fund	0	0
Other benefits	0	0
Total	0	¥ 0
Director [Member] | Non-Executive Directors [member] | Guangheng Ji [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses			0
Pension costs - defined contribution plans			0
Other Social security and housing fund			0
Other benefits			0
Total			¥ 0
Director [Member] | Non-Executive Directors [member] | Dicky Peter YIP [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	1,270
Total	1,270
Director [Member] | Non-Executive Directors [member] | Wai Ping Tina Lee [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	189
Total	¥ 189